CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY $ in Thousands	Ordinary shares Class A ordinary shares IPO HKD ($) shares	Ordinary shares Class A ordinary shares Follow-on public offering HKD ($) shares	Ordinary shares Class A ordinary shares HKD ($) shares	Ordinary shares Class A ordinary shares USD ($) shares	Ordinary shares Class B ordinary shares HKD ($) shares	Ordinary shares Class B ordinary shares USD ($) shares	Ordinary shares HKD ($) shares	Ordinary shares USD ($) shares	Treasury stock purchases HKD ($) shares	Treasury stock purchases USD ($) shares	Additional Paid-in Capital IPO HKD ($)	Additional Paid-in Capital Follow-on public offering HKD ($)	Additional Paid-in Capital HKD ($)	Accumulated other comprehensive (loss)/income HKD ($)	(Accumulated deficit)/Retained Earnings HKD ($)	Class A ordinary shares shares	IPO HKD ($)	Follow-on public offering HKD ($)	HKD ($) shares	USD ($) shares
Beginning balance at Dec. 31, 2018							$ 31							$ (1,299)	$ (148,925)				$ (150,193)
Beginning balance (in shares) at Dec. 31, 2018 | shares							403,750,000	403,750,000
Profit for the year															165,664				165,664
Share-based compensation													$ 15,967						15,967
Preferred shares redemption value accretion													(12,309)						(12,309)
Conversion and redesignation of preferred shares into ordinary shares			$ 19		$ 11								1,262,751						1,262,781
Conversion and redesignation of preferred shares into ordinary shares (In shares) | shares			237,129,043	237,129,043	140,802,051	140,802,051
Issuance of ordinary shares	$ 9										$ 1,259,308						$ 1,259,317
Issuance of ordinary shares (in shares) | shares	115,666,666
Redesignation of ordinary shares into Class B ordinary shares					$ 31		$ (31)
Redesignation of ordinary shares into Class B ordinary shares (in shares) | shares					403,750,000	403,750,000	(403,750,000)	(403,750,000)
Shares issued upon exercise of employee share options			$ 8										10,465						10,473
Shares issued upon exercise of employee share options (in shares) | shares			106,295,232	106,295,232
Foreign currency translation adjustment, net of tax														(3,147)					(3,147)
Ending balance at Dec. 31, 2019			$ 36		$ 42								2,536,182	(4,446)	16,739				2,548,553
Ending balance (in shares) at Dec. 31, 2019 | shares			459,090,941	459,090,941	544,552,051	544,552,051
Profit for the year															1,325,523				1,325,523
Share-based compensation													32,573						32,573
Issuance of ordinary shares		$ 7										$ 2,339,711						$ 2,339,718
Issuance of ordinary shares (in shares) | shares		76,000,000
Shares issued upon exercise of employee share options													16,799						16,799
Shares issued upon exercise of employee share options (in shares) | shares			5,048,824	5,048,824												5,048,824
Surrendered and cancellation of Class A ordinary shares (in shares) | shares			(5)	(5)
Share conversion from Class B to Class A			$ 4		$ (4)
Share conversion from Class B to Class A (in shares) | shares			50,000,000	50,000,000	(50,000,000)	(50,000,000)
Issuance of Pre-Funded warrants													2,035,104						2,035,104
Foreign currency translation adjustment, net of tax														9,420					9,420
Ending balance at Dec. 31, 2020			$ 47		$ 38		$ 0		$ 0	$ 0			6,960,369	4,974	1,342,262				8,307,690
Ending balance (in shares) at Dec. 31, 2020 | shares			590,139,760	590,139,760	494,552,051	494,552,051	0	0
Profit for the year			$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0			0	0	2,810,210				2,810,210	$ 360,302,000
Share-based compensation													98,913						98,913
Issuance of ordinary shares			$ 7										10,856,517						10,856,524
Issuance of ordinary shares (in shares) | shares			87,400,000	87,400,000
Shares issued upon exercise of employee share options													19,957						$ 19,957
Shares issued upon exercise of employee share options (in shares) | shares			6,805,264	6,805,264												5,875,592
Treasury stock purchases | shares									(1,178,755,000)	(1,178,755,000)									(1,178,755,000)	(1,178,755,000)
Treasury stock purchases (in Shares)										$ (29,462,760)									$ 1,178,800	$ 151,200,000
Exercise of Pre-Funded warrants			$ 4										(4)
Exercise of Pre-Funded warrants (in shares) | shares			53,599,890	53,599,890
Foreign currency translation adjustment, net of tax														71,020					71,020	9,104,000
Ending balance at Dec. 31, 2021			$ 58		$ 38				$ (1,178,755)	$ (29,462,760)			$ 17,935,752	$ 75,994	$ 4,152,472				$ 20,985,559	$ 2,690,593,000
Ending balance (in shares) at Dec. 31, 2021 | shares			737,944,914	737,944,914	494,552,051	494,552,051